Note 8 - Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2024
Statement Line Items [Line Items]
Disclosure of transaction with key management personnel [text block]
	Management fees	Consulting fees	Share-based payments	Total

Period ended June 30, 2024
Current and former directors, officers and companies controlled by them	$166,500	$-	$-	$166,500

Period ended June 30, 2023
Current and former directors, officers and companies controlled by them	$105,000	$30,000	$-	$135,000

Disclosure of transactions between related parties [text block]
	June 30, 2024	March 31, 2024

Current and former directors, officers and companies controlled by them	$60,819	$86,980